Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee Benefits	Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
17.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.
Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2022	December 31, 2021	December 31, 2020
Financial:
Discount rate used to calculate the defined benefit obligation	9.90%	8.00%	7.20%
Salary increase	4.75%	4.50%	4.50%
Future pension increases	3.75%	3.50%	3.50%
Healthcare cost increase rate	6.00%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS 97	IMSS‑97	IMSS 97
Normal retirement age	60 YEARS	60 YEARS	60 YEARS
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:
(1)EMSSA. Mexican Experience of social security.
(2)IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)BMAR. Actuary experience.
In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (IRR) which involve a yield curve. In this case, the expected rates for each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as CETES in Mexico) because there is no deep market in high-quality corporate obligations in Mexican pesos.
In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post-Retirement Medical Services		Total
2023	Ps.	747	Ps.	266	Ps.	21	Ps.	1,034
2024		345		205		22		572
2025		419		192		24		635
2026		414		185		25		624
2027		509		182		28		719
2028 to 2032		3,118		928		191		4,237
17.2 Balances of the liabilities for employee benefits

	December 31, 2022		December 31, 2021
Pension and Retirement Plans:
Defined benefit obligation	Ps.	15,113	Ps.	8,015
Pension plan funds at fair value		(14,324)		(2,952)
Effect due to asset ceiling		3,851		—
Net defined benefit liability	Ps.	4,640	Ps.	5,063
Seniority Premiums:
Defined benefit obligation	Ps.	2,068	Ps.	2,108
Seniority premium plan funds at fair value		(128)		(133)
Net defined benefit liability	Ps.	1,940	Ps.	1,975
Postretirement Medical Services:
Defined benefit obligation	Ps.	556	Ps.	647
Medical services funds at fair value		(88)		(85)
Net defined benefit liability	Ps.	468	Ps.	562
Total Employee Benefits	Ps.	7,048	Ps.	7,600

17.3 Trust assets
Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	2022	2021
Fixed return:
Traded securities	2%	17%
Bank instruments	13%	10%
Federal government instruments of the respective countries	52%	35%
Variable return:
Publicly traded shares	33%	38%
	100%	100%

In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervising the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for verifying the correct operation of the plans in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31, 2022		December 31, 2021
Debt:
BBVA Bancomer, S.A de C.V.	Ps.	9	Ps.	9
Grupo Industrial Bimbo, S.A.B. de C. V.		5		5
El Puerto de Liverpool, S.A.B. de C.V.		—		30
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		—		10

Equity:
Alfa, S.A.B. de C.V.		—		2
Grupo Industrial Bimbo, S.A.B. de C. V.		—		1
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		—		1
Others		—		4

For the years ended December 31, 2022, 2021 and 2020, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2022 and 2021, the plan assets did not include securities of the Company in portfolio funds.
17.4 Amounts recognized in the consolidated income statements and the consolidated statement of comprehensive income

	Income Statement								AOCI (1)
December 31, 2022	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	534	Ps.	189	Ps.	(220)	Ps.	313	Ps.	1,686
Seniority premiums		328		21		(27)		150		38
Postretirement medical services		32		26		(29)		45		(35)
Total	Ps.	894	Ps.	236	Ps.	(276)	Ps.	508	Ps.	1,689
December 31, 2021
Pension and retirement plans	Ps.	390	Ps.	39	Ps.	(55)	Ps.	319	Ps.	1,757
Seniority premiums		290		1		(3)		114		853
Postretirement medical services		44		2		(24)		52		202
Total	Ps.	724	Ps.	42	Ps.	(82)	Ps.	485	Ps.	2,812
December 31, 2020
Pension and retirement plans	Ps.	372	Ps.	73	Ps.	—	Ps.	305	Ps.	2,024
Seniority premiums		239		—		—		91		483
Postretirement medical services		44		—		—		54		342
Total	Ps.	655	Ps.	73	Ps.	—	Ps.	450	Ps.	2,849

(1)Amounts accumulated in other comprehensive income as of the end of the period.

For the years ended December 31, 2022, 2021 and 2020, labor costs of Ps. 1,130, Ps. 766 and Ps. 729 have been included in the consolidated income statements in costs of goods sold, administrative expenses, and selling expenses.
Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	2,078	Ps.	2,099	Ps.	1,624

Actuarial (gains) losses arising from exchange rates		(77)		11		(6)
Remeasurements during the year, net of tax		211		744		312
Actuarial (gains) and losses arising from changes in financial assumptions		(1,848)		(776)		139
Actuarial (gains) and losses arising from changes in demographic assumptions		(71)		—		27
Acquisitions		336		—		—
Return on plan assets		713		—		—
Changes in the effect of limiting a net defined benefit asset to the asset ceiling		319		—		—
Effect of settlement		—		—		3
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	1,661	Ps.	2,078	Ps.	2,099

Remeasurements of the net defined benefit liability include the following:
•The return on plan assets, excluding amounts included in net interest expense.
•Actuarial gains and losses arising from changes in demographic assumptions.
•Actuarial gains and losses arising from changes in financial assumptions.
17.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31, 2022		December 31, 2021		December 31, 2020
Pension and Retirement Plans:
Initial balance	Ps.	8,015	Ps.	7,679	Ps.	7,193
Current service cost		534		390		372
Past service cost		163		2,881		73
Interest expense		687		527		506
Gain on settlement		(280)		(2,884)		—
Remeasurements of the net defined benefit obligation		(2,073)		(42)		326
Foreign exchange (gain) or loss		(134)		28		37
Benefits paid		(1,146)		(564)		(828)
Acquisitions		9,189		—		—
Change in consolidation scope		55		—		—
Employees contributions		103		—		—
Ending balance	Ps.	15,113	Ps.	8,015	Ps.	7,679
Seniority Premiums:
Initial balance	Ps.	2,108	Ps.	1,763	Ps.	1,237
Current service cost		328		290		239
Past service cost		7		836		—
Interest expense		160		124		101
(Gain) or loss on settlement		(13)		(839)		13
Remeasurements of the net defined benefit obligation		(342)		112		309
Benefits paid		(180)		(178)		(136)
Ending balance	Ps.	2,068	Ps.	2,108	Ps.	1,763
Postretirement Medical Services:
Initial balance	Ps.	647	Ps.	812	Ps.	797
Current service cost		32		44		44
Past service cost		26		236		—
Interest expense		52		57		61
Gain on settlement		(29)		(271)		—
Remeasurements of the net defined benefit obligation		(136)		(191)		(59)
Benefits paid		(36)		(40)		(31)
Ending balance	Ps.	556	Ps.	647	Ps.	812

17.6 Changes in the balance of plan assets

	December 31, 2022		December 31, 2021		December 31, 2020
Total Plan Assets:
Initial balance	Ps.	3,170	Ps.	3,001	Ps.	2,880
Actual return on trust assets		(695)		152		113
Foreign exchange loss		1		—		3
Life annuities		(3)		17		5
Acquisitions		12,417		—		—
Benefits paid		(533)		—		—
Plan amendments		(101)		—		—
Change in consolidation scope		59		—		—
Employees´contributions		103		—		—
Employer´s contributions		133		—		—
Administration cost		(11)		—		—
Ending balance	Ps.	14,540	Ps.	3,170	Ps.	3,001
As a result of the Company’s investments in life annuities plans, management does not expect it will need to make material contributions to plan assets to meet its future obligations.
17.7 Variation in assumptions
The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valued using the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:
•Discount rate: The rate that determines the value of the obligations over time.
•Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
•Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds - CETES:

+1%:	Income Statement						OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	640	Ps.	(203)	Ps.	222	Ps.	1,478
Seniority premiums		325		(24)		135		36
Postretirement medical services		48		(26)		38		(26)
Total	Ps.	1,013	Ps.	(253)	Ps.	395	Ps.	1,488

Expected salary increase
Pension and retirement plans	Ps.	764	Ps.	(232)	Ps.	341	Ps.	1,689
Seniority premiums		374		(28)		164		49
Postretirement medical services		58		(29)		45		(35)
Total	Ps.	1,196	Ps.	(289)	Ps.	550	Ps.	1,703

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	71	Ps.	(32)	Ps.	54	Ps.	(47)

-1%:							OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	767	Ps.	(233)	Ps.	370	Ps.	1,772
Seniority premiums		374		(28)		166		46
Postretirement medical services		70		(32)		54		(47)
Total	Ps.	1,211	Ps.	(293)	Ps.	590	Ps.	1,771

Expected salary increase
Pension and retirement plans	Ps.	644	Ps.	(203)	Ps.	256	Ps.	1,551
Seniority premiums		324		(24)		136		28
Postretirement medical services		58		(29)		45		(35)
Total	Ps.	1,026	Ps.	(256)	Ps.	437	Ps.	1,544

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	47	Ps.	(26)	Ps.	38	Ps.	(25)

(1)Amounts accumulated in other comprehensive income as of the end of the period.

17.8 Employee benefits expense
For the years ended December 31, 2022, 2021 and 2020, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2022		2021		2020
Wages and salaries	Ps.	83,433	Ps.	70,238	Ps.	68,312
Social security costs		13,511		11,737		11,595
Employee profit sharing		2,598		2,035		1,112
Post-employment benefits		1,151		1,176		1,002
Share-based payments		866		854		575
Termination benefits		231		259		201
	Ps.	101,790	Ps.	86,299	Ps.	82,797